Accounts Payable	12 Months Ended
Dec. 31, 2020
Accounts Payable Current [Abstract]
Accounts Payable
13.	ACCOUNTS PAYABLE

Accounts payable consist of:

	December 31,
	2019	2020
Amount due to customers of Hong Kong brokerage business	$6,552,742	$3,682,662
Amount due to sales agents	112,555	120,340
Others	75,884	221,177
	$6,741,181	$4,024,179